Revenue	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Revenue

3       Revenue

Revenue from contracts with customers

Geographical analysis of revenue by destination of customer

	2024 £’000	2023 £’000	2022 £’000
Revenue:
Belgium	–	381	699
	–	381	699

All revenue came from the sale of services in 2023 and 2022. It is derived entirely from the Group’s R&D collaboration agreements. It is recognised over the contract term proportionate to the progress in overall satisfaction of the performance obligations.

	Contractual Assets			Contractual Liabilities

	2024 £’000	2023 £’000	2022 £’000	2024 £’000	2023 £’000	2022 £’000
At 1 January	–	–	–	–	(197)	–
Transfers in the period from contract assets to trade receivables	–	–	–	–	–	–
Amounts included in contract liabilities that was recognised as revenue during the period	–	–	–	–	197	–
Excess of revenue recognised over cash	47	–	–	–	–	–
Cash received in advance of performance and not recognised as revenue during the period	–	–	–	(1,468)	–	(197)
At 31 December	47	–	–	(1,468)	–	(197)

The Group’s R&D collaboration agreements are the delivery of services within the next 12 months for which the practical expedient in paragraph 121 (a) of IFRS15 applies.

In 2024, no revenue from customers (2023: 1 customer; 2022: 1 customer).

	2024 £’000	2023 £’000	2022 £’000
Customer A	n/a	100%	100%

The Group contains one reportable operating segment, Pipeline Research and Development (‘Pipeline R&D’). This segment seeks to develop products using the Group’s nanomedicine and sustained release technology platforms. All the reconciliations required for segmental reporting can be found in the primary statements.

The accounting policies of the reportable segments are consistent with the Group’s accounting policies described in note 1.